Portfolio of Investments – as of June 30, 2025 (Unaudited)
Loomis Sayles Limited Term Government and Agency Fund

Principal Amount	Description	Value (†)
Bonds and Notes — 94.5% of Net Assets
	ABS Car Loan — 2.8%
$3,220,000	Avis Budget Rental Car Funding AESOP LLC, Series 2022-1A, Class A, 3.830%, 8/21/2028(a)	$3,185,116
629,538	Carvana Auto Receivables Trust, Series 2021-N2, Class A2, 0.970%, 3/10/2028	616,074
127,405	Enterprise Fleet Financing LLC, Series 2022-3, Class A2, 4.380%, 7/20/2029(a)	127,283
3,915,000	Ford Credit Auto Owner Trust, Series 2025-1, Class A, 4.860%, 8/15/2037(a)(b)	3,998,421
655,000	GM Financial Revolving Receivables Trust, Series 2021-1, Class A, 1.170%, 6/12/2034(a)	630,503
1,555,000	Hertz Vehicle Financing III LLC, Series 2023-3A, Class A, 5.940%, 2/25/2028(a)	1,583,620
1,260,000	NextGear Floorplan Master Owner Trust, Series 2024-1A, Class A2, 5.120%, 3/15/2029(a)	1,277,135
2,735,000	NextGear Floorplan Master Owner Trust, Series 2024-2A, Class A2, 4.420%, 9/15/2029(a)	2,744,954
319,204	PenFed Auto Receivables Owner Trust, Series 2022-A, Class A4, 4.180%, 12/15/2028(a)	318,867
4,365,000	Toyota Auto Loan Extended Note Trust, Series 2022-1A, Class A, 3.820%, 4/25/2035(a)	4,334,603
555,227	Wheels Fleet Lease Funding 1 LLC, Series 2023-1A, Class A, 5.800%, 4/18/2038(a)	559,169
		19,375,745
	ABS Home Equity — 0.0%
3,761	Federal Home Loan Mortgage Corp. Structured Pass-Through Certificates, Series T-60, Class 2A1, 4.301%, 3/25/2044(b)(c)	3,358
4,076	Federal National Mortgage Association, Series 2002-W10, Class A7, REMICS, 4.813%, 8/25/2042(b)(c)	3,834
		7,192
	ABS Other — 0.1%
323,493	BHG Securitization Trust, Series 2024-1CON, Class A, 5.810%, 4/17/2035(a)	329,458
155,068	MVW LLC, Series 2020-1A, Class A, 1.740%, 10/20/2037(a)	150,319
528,572	MVW LLC, Series 2024-1A, Class A, 5.320%, 2/20/2043(a)	538,097
		1,017,874
	ABS Student Loan — 0.7%
853,261	Navient Private Education Refi Loan Trust, Series 2019-FA, Class A2, 2.600%, 8/15/2068(a)	821,365
265,511	Navient Private Education Refi Loan Trust, Series 2020-DA, Class A, 1.690%, 5/15/2069(a)	251,078
1,037,358	Navient Private Education Refi Loan Trust, Series 2021-CA, Class A, 1.060%, 10/15/2069(a)	933,437
2,524,071	Navient Private Education Refi Loan Trust, Series 2021-EA, Class A, 0.970%, 12/16/2069(a)	2,243,131
511,693	SMB Private Education Loan Trust, Series 2021-D, Class A1A, 1.340%, 3/17/2053(a)	477,769
		4,726,780
	Agency Commercial Mortgage-Backed Securities — 26.6%
2,580,000	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series K064, Class A2, 3.224%, 3/25/2027	2,540,954
18,079,144	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series K139, Class A1, 2.209%, 10/25/2031	16,911,847
Principal Amount	Description	Value (†)
	Agency Commercial Mortgage-Backed Securities — continued
$9,156,809	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series K531, Class AS, 30 day USD SOFR Average + 0.530%, 4.842%, 9/25/2029(b)	$9,170,160
10,350,000	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series K540, Class A2, 4.513%, 2/25/2030(b)	10,486,061
11,380,000	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series K747, Class A2, 2.050%, 11/25/2028(b)	10,669,842
5,200,000	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series K758, Class A2, 4.680%, 10/25/2031(b)	5,296,455
7,665,445	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series KC06, Class A2, 2.541%, 8/25/2026	7,525,733
1,343,738	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series K-F100, Class AS, 30 day USD SOFR Average + 0.180%, 4.492%, 1/25/2028(b)	1,336,427
3,477,104	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series K-F121, Class AS, 30 day USD SOFR Average + 0.180%, 4.492%, 8/25/2028(b)	3,453,695
8,390,895	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series KF123, Class AS, 30 day USD SOFR Average + 0.200%, 4.512%, 9/25/2028(b)	8,307,842
828,126	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series KF53, Class A, 30 day USD SOFR Average + 0.504%, 4.816%, 10/25/2025(b)	827,895
267,713	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series KF72, Class A, 30 day USD SOFR Average + 0.614%, 4.926%, 10/25/2026(b)	267,586
233,523	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series KF74, Class AS, 1 mo. USD SOFR Historical Calendar Day Compounded + 0.530%, 4.842%, 1/25/2027(b)	233,312
4,935,432	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series KF77, Class AL, 30 day USD SOFR Average + 0.814%, 5.126%, 2/25/2027(b)	4,944,295
6,491,357	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series KF77, Class AS, 30 day USD SOFR Average + 0.900%, 5.212%, 2/25/2027(b)	6,528,274
15,515,483	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series KF78, Class AL, 30 day USD SOFR Average + 0.914%, 5.226%, 3/25/2030(b)	15,592,458
15,515,483	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series KF78, Class AS, 30 day USD SOFR Average + 1.000%, 5.312%, 3/25/2030(b)	15,651,585
2,531,586	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series KF79, Class AL, 30 day USD SOFR Average + 0.584%, 4.896%, 5/25/2030(b)	2,531,000

Principal Amount	Description	Value (†)
	Agency Commercial Mortgage-Backed Securities — continued
$2,336,046	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series KF79, Class AS, 30 day USD SOFR Average + 0.580%, 4.892%, 5/25/2030(b)	$2,340,908
1,908,376	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series KF80, Class AL, 30 day USD SOFR Average + 0.554%, 4.866%, 6/25/2030(b)	1,906,333
1,072,243	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series KF80, Class AS, 30 day USD SOFR Average + 0.510%, 4.822%, 6/25/2030(b)	1,069,995
411,275	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series KF81, Class AL, 30 day USD SOFR Average + 0.474%, 4.786%, 6/25/2027(b)	410,870
308,456	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series KF81, Class AS, 30 day USD SOFR Average + 0.400%, 4.712%, 6/25/2027(b)	307,964
442,838	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series KF84, Class AL, 30 day USD SOFR Average + 0.414%, 4.726%, 7/25/2030(b)	441,970
372,546	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series KF84, Class AS, 30 day USD SOFR Average + 0.320%, 4.632%, 7/25/2030(b)	369,186
117,261	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series KF85, Class AL, 30 day USD SOFR Average + 0.414%, 4.726%, 8/25/2030(b)	116,919
312,592	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series KF85, Class AS, 30 day USD SOFR Average + 0.330%, 4.642%, 8/25/2030(b)	310,459
491,971	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series KF86, Class AL, 30 day USD SOFR Average + 0.404%, 4.716%, 8/25/2027(b)	490,801
439,316	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series KF86, Class AS, 30 day USD SOFR Average + 0.320%, 4.632%, 8/25/2027(b)	437,569
297,225	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series KF93, Class AL, 30 day USD SOFR Average + 0.394%, 4.706%, 10/25/2027(b)	296,684
356,862	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series KF93, Class AS, 30 day USD SOFR Average + 0.310%, 4.622%, 10/25/2027(b)	355,044
1,025,813	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series KF97, Class AS, 30 day USD SOFR Average + 0.250%, 4.562%, 12/25/2030(b)	1,016,118
136,042	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series KJ20, Class A2, 3.799%, 12/25/2025	135,427
4,231,785	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series KJ21, Class A2, 3.700%, 9/25/2026	4,200,615
Principal Amount	Description	Value (†)
	Agency Commercial Mortgage-Backed Securities — continued
$4,285,342	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series KJ26, Class A2, 2.606%, 7/25/2027	$4,206,196
7,165,000	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series KJ37, Class A2, 2.333%, 11/25/2030	6,650,132
16,300,000	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series KJ42, Class A2, 4.118%, 11/25/2032	16,200,179
8,444,095	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series KS12, Class A, 30 day USD SOFR Average + 0.764%, 5.076%, 8/25/2029(b)	8,463,198
1,616,604	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series KS14, Class AL, 30 day USD SOFR Average + 0.454%, 4.766%, 4/25/2030(b)	1,611,434
1,777,981	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series KS14, Class AS, 30 day USD SOFR Average + 0.370%, 4.682%, 4/25/2030(b)	1,765,941
3,810,389	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series Q016, Class APT1, 1.235%, 5/25/2051(b)	3,716,452
5,200,000	Federal National Mortgage Association, 3.580%, 1/01/2026	5,163,028
605,868	Federal National Mortgage Association, Series 2020-M5, Class FA, 30 day USD SOFR Average + 0.574%, 4.887%, 1/25/2027(b)	604,097
39,975	Government National Mortgage Association, Series 2003-72, Class Z, 5.473%, 11/16/2045(b)	39,874
		184,902,814
	Collateralized Mortgage Obligations — 7.4%
23,205	Federal Home Loan Mortgage Corp., Series 2131, Class ZB, REMICS, 6.000%, 3/15/2029(c)	22,618
283,124	Federal Home Loan Mortgage Corp., Series 2978, Class JG, REMICS, 5.500%, 5/15/2035(c)	291,766
424,294	Federal Home Loan Mortgage Corp., Series 3036, Class NE, REMICS, 5.000%, 9/15/2035(c)	430,968
166,969	Federal Home Loan Mortgage Corp., Series 3412, Class AY, REMICS, 5.500%, 2/15/2038(c)	173,457
421,257	Federal Home Loan Mortgage Corp., Series 3561, Class W, REMICS, 2.538%, 6/15/2048(b)	392,872
220,852	Federal Home Loan Mortgage Corp., Series 3620, Class AT, REMICS, 4.400%, 12/15/2036(b)(c)	222,853
98,978	Federal Home Loan Mortgage Corp., Series 4212, Class FW, REMICS, 6.518%, 6/15/2043(b)(c)	93,707
189,700	Federal Home Loan Mortgage Corp. Structured Pass-Through Certificates, Series T-62, Class 1A1, 1 yr. USD MTA + 1.200%, 5.599%, 10/25/2044(b)(c)	171,943
355,056	Federal National Mortgage Association, Series 2003-48, Class GH, REMICS, 5.500%, 6/25/2033(c)	361,565
207,655	Federal National Mortgage Association, Series 2007-73, Class A1, REMICS, 30 day USD SOFR Average + 0.174%, 4.807%, 7/25/2037(b)(c)	201,863
396,890	Federal National Mortgage Association, Series 2008-86, Class LA, REMICS, 3.507%, 8/25/2038(b)	385,928
839,962	Federal National Mortgage Association, Series 2012-56, Class FK, REMICS, 30 day USD SOFR Average + 0.564%, 4.870%, 6/25/2042(b)(c)	822,061

Principal Amount	Description	Value (†)
	Collateralized Mortgage Obligations — continued
$932,885	Federal National Mortgage Association, Series 2012-58, Class KF, REMICS, 30 day USD SOFR Average + 0.664%, 4.970%, 6/25/2042(b)(c)	$915,719
2,348,878	Federal National Mortgage Association, Series 2012-83, Class LF, REMICS, 30 day USD SOFR Average + 0.624%, 4.930%, 8/25/2042(b)	2,322,988
1,840,298	Federal National Mortgage Association, Series 2013-67, Class NF, REMICS, 30 day USD SOFR Average + 1.114%, 5.000%, 7/25/2043(b)	1,749,956
2,539,433	Federal National Mortgage Association, Series 2015-4, Class BF, REMICS, 30 day USD SOFR Average + 0.514%, 4.820%, 2/25/2045(b)	2,496,353
2,903,252	Federal National Mortgage Association, Series 2020-35, Class FA, REMICS, 30 day USD SOFR Average + 0.614%, 4.965%, 6/25/2050(b)	2,732,564
645,897	Government National Mortgage Association, Series 2005-18, Class F, 1 mo. USD SOFR + 0.314%, 4.632%, 2/20/2035(b)(c)	637,676
531,629	Government National Mortgage Association, Series 2007-59, Class FM, 1 mo. USD SOFR + 0.634%, 4.952%, 10/20/2037(b)(c)	526,157
51,069	Government National Mortgage Association, Series 2009-H01, Class FA, 1 mo. USD SOFR + 1.264%, 5.582%, 11/20/2059(b)(c)	49,953
160,076	Government National Mortgage Association, Series 2010-H20, Class AF, 1 mo. USD SOFR + 0.444%, 4.776%, 10/20/2060(b)	160,024
123,348	Government National Mortgage Association, Series 2010-H24, Class FA, 1 mo. USD SOFR + 0.464%, 4.796%, 10/20/2060(b)(c)	122,078
88,496	Government National Mortgage Association, Series 2010-H27, Class FA, 1 mo. USD SOFR + 0.494%, 4.826%, 12/20/2060(b)(c)	87,639
4,897	Government National Mortgage Association, Series 2011-H08, Class FA, 1 mo. USD SOFR + 0.714%, 5.046%, 2/20/2061(b)(c)	4,864
1,451,746	Government National Mortgage Association, Series 2012-18, Class FM, 1 mo. USD SOFR + 0.364%, 4.682%, 9/20/2038(b)	1,451,005
87	Government National Mortgage Association, Series 2012-H15, Class FA, 1 mo. USD SOFR + 0.564%, 4.896%, 5/20/2062(b)(c)	83
82,825	Government National Mortgage Association, Series 2012-H18, Class NA, 1 mo. USD SOFR + 0.634%, 4.966%, 8/20/2062(b)(c)	82,124
7,813	Government National Mortgage Association, Series 2012-H29, Class HF, 1 mo. USD SOFR + 0.614%, 4.946%, 10/20/2062(b)(c)	7,569
2,349	Government National Mortgage Association, Series 2013-H02, Class GF, 1 mo. USD SOFR + 0.614%, 4.946%, 12/20/2062(b)(c)	2,275
177,894	Government National Mortgage Association, Series 2013-H08, Class FA, 1 mo. USD SOFR + 0.464%, 4.796%, 3/20/2063(b)(c)	176,083
240,656	Government National Mortgage Association, Series 2013-H10, Class FA, 1 mo. USD SOFR + 0.514%, 4.846%, 3/20/2063(b)(c)	238,392
32,761	Government National Mortgage Association, Series 2013-H14, Class FG, 1 mo. USD SOFR + 0.584%, 4.916%, 5/20/2063(b)(c)	32,486
1,399,538	Government National Mortgage Association, Series 2014-H14, Class FA, 1 mo. USD SOFR + 0.614%, 4.933%, 7/20/2064(b)	1,401,964
Principal Amount	Description	Value (†)
	Collateralized Mortgage Obligations — continued
$1,366,530	Government National Mortgage Association, Series 2014-H15, Class FA, 1 mo. USD SOFR + 0.614%, 4.946%, 7/20/2064(b)	$1,368,946
623,605	Government National Mortgage Association, Series 2015-H04, Class FL, 1 mo. USD SOFR + 0.584%, 4.903%, 2/20/2065(b)(c)	618,222
3,568	Government National Mortgage Association, Series 2015-H09, Class HA, 1.750%, 3/20/2065(c)	3,239
101,492	Government National Mortgage Association, Series 2015-H10, Class FC, 1 mo. USD SOFR + 0.594%, 4.926%, 4/20/2065(b)(c)	100,613
470,585	Government National Mortgage Association, Series 2015-H10, Class JA, 2.250%, 4/20/2065	459,412
1,346	Government National Mortgage Association, Series 2015-H11, Class FA, 1 mo. USD SOFR + 0.364%, 4.696%, 4/20/2065(b)(c)	1,301
411,065	Government National Mortgage Association, Series 2015-H12, Class FL, 1 mo. USD SOFR + 0.344%, 4.676%, 5/20/2065(b)	410,400
12,425	Government National Mortgage Association, Series 2015-H19, Class FH, 1 mo. USD SOFR + 0.414%, 4.746%, 7/20/2065(b)(c)	11,966
436	Government National Mortgage Association, Series 2015-H29, Class FA, 1 mo. USD SOFR + 0.814%, 5.146%, 10/20/2065(b)(c)	423
2,245	Government National Mortgage Association, Series 2015-H30, Class FA, 1 mo. USD SOFR + 0.794%, 5.126%, 8/20/2061(b)(c)	2,174
1,359,344	Government National Mortgage Association, Series 2016-H06, Class FC, 1 mo. USD SOFR + 1.034%, 5.366%, 2/20/2066(b)	1,364,360
350,401	Government National Mortgage Association, Series 2016-H20, Class FB, 1 mo. USD SOFR + 0.664%, 4.996%, 9/20/2066(b)(c)	347,816
1,217,365	Government National Mortgage Association, Series 2017-H05, Class FC, 1 mo. USD SOFR + 0.864%, 5.196%, 2/20/2067(b)	1,219,338
2,669,350	Government National Mortgage Association, Series 2018-H11, Class FJ, 1yr. USD SOFR + 0.795%, 5.997%, 6/20/2068(b)	2,683,288
32,579	Government National Mortgage Association, Series 2018-H14, Class FG, 1 mo. USD SOFR + 0.464%, 4.796%, 9/20/2068(b)	32,580
5,430,132	Government National Mortgage Association, Series 2018-H16, Class FA, 1 mo. USD SOFR + 0.534%, 4.866%, 9/20/2068(b)	5,414,467
5,509,301	Government National Mortgage Association, Series 2019-H04, Class NA, 3.500%, 9/20/2068	5,217,723
159,147	Government National Mortgage Association, Series 2019-H13, Class FT, 1 yr. CMT + 0.450%, 4.370%, 8/20/2069(b)	159,191
1,211,690	Government National Mortgage Association, Series 2020-30, Class F, 1 mo. USD SOFR + 0.514%, 4.839%, 4/20/2048(b)	1,177,377
2,410,257	Government National Mortgage Association, Series 2020-53, Class NF, 1 mo. USD SOFR + 0.564%, 4.889%, 5/20/2046(b)	2,256,138
425,237	Government National Mortgage Association, Series 2020-H01, Class FT, 1 yr. CMT + 0.500%, 4.420%, 1/20/2070(b)	423,688
2,250,306	Government National Mortgage Association, Series 2020-H02, Class FG, 1 mo. USD SOFR + 0.714%, 5.046%, 1/20/2070(b)	2,247,541

Principal Amount	Description	Value (†)
	Collateralized Mortgage Obligations — continued
$2,491,449	Government National Mortgage Association, Series 2020-H04, Class FP, 1 mo. USD SOFR + 0.614%, 4.946%, 6/20/2069(b)	$2,488,997
3,495,384	Government National Mortgage Association, Series 2020-H07, Class FL, 1 mo. USD SOFR + 0.764%, 5.096%, 4/20/2070(b)	3,503,179
974,264	Government National Mortgage Association, Series 2020-H10, Class FD, 1 mo. USD SOFR + 0.514%, 4.846%, 5/20/2070(b)	973,085
		51,255,017
	Hybrid ARMs — 1.9%
193,934	Federal Home Loan Mortgage Corp., 6 mo. USD RFUCCT + 1.770%, 6.457%, 6/01/2037(b)	200,280
294,682	Federal Home Loan Mortgage Corp., 1 yr. CMT + 2.285%, 6.493%, 2/01/2036(b)	303,188
215,403	Federal Home Loan Mortgage Corp., 1 yr. CMT + 2.245%, 6.495%, 3/01/2036(b)	223,040
49,116	Federal Home Loan Mortgage Corp., 1 yr. CMT + 2.250%, 6.500%, 2/01/2035(b)	50,465
99,516	Federal Home Loan Mortgage Corp., 1 yr. USD RFUCCT + 1.747%, 6.541%, 4/01/2037(b)	101,537
475,692	Federal Home Loan Mortgage Corp., 1 yr. CMT + 2.266%, 6.658%, 2/01/2036(b)	490,521
49,392	Federal Home Loan Mortgage Corp., 1 yr. USD RFUCCT + 1.678%, 6.658%, 3/01/2038(b)	50,026
59,147	Federal Home Loan Mortgage Corp., 1 yr. CMT + 2.207%, 6.728%, 9/01/2038(b)	60,736
57,322	Federal Home Loan Mortgage Corp., 1 yr. USD RFUCCT + 1.798%, 6.772%, 11/01/2038(b)	58,539
125,939	Federal Home Loan Mortgage Corp., 1 yr. USD RFUCCT + 1.902%, 6.798%, 4/01/2037(b)	129,110
696,624	Federal Home Loan Mortgage Corp., 1 yr. CMT + 2.247%, 6.808%, 3/01/2037(b)	719,094
302,461	Federal Home Loan Mortgage Corp., 1 yr. USD RFUCCT + 1.894%, 6.902%, 9/01/2041(b)	311,513
758,775	Federal Home Loan Mortgage Corp., 1 yr. USD RFUCCT + 1.840%, 7.048%, 1/01/2046(b)	786,943
31,706	Federal Home Loan Mortgage Corp., 1 yr. USD RFUCCT + 1.749%, 7.104%, 12/01/2037(b)	32,346
50,189	Federal Home Loan Mortgage Corp., 1 yr. CMT + 2.165%, 7.165%, 4/01/2036(b)	51,288
152,635	Federal Home Loan Mortgage Corp., 1 yr. CMT + 2.248%, 7.314%, 9/01/2038(b)	156,514
88,645	Federal Home Loan Mortgage Corp., 1 yr. USD RFUCCT + 1.918%, 7.315%, 12/01/2034(b)	90,044
138,921	Federal Home Loan Mortgage Corp., 1 yr. CMT + 2.220%, 7.345%, 7/01/2033(b)	141,903
65,060	Federal Home Loan Mortgage Corp., 1 yr. USD RFUCCT + 1.713%, 7.382%, 11/01/2038(b)	65,849
322,996	Federal Home Loan Mortgage Corp., 1 yr. USD RFUCCT + 1.750%, 7.500%, 9/01/2035(b)	330,140
11,085	Federal National Mortgage Association, 6 mo. USD RFUCCT + 1.460%, 6.085%, 2/01/2037(b)	11,256
142,842	Federal National Mortgage Association, 6 mo. USD RFUCCT + 1.545%, 6.246%, 7/01/2035(b)	146,421
235,906	Federal National Mortgage Association, 1 yr. CMT + 2.185%, 6.435%, 1/01/2036(b)	243,242
186,883	Federal National Mortgage Association, 1 yr. CMT + 2.131%, 6.447%, 6/01/2036(b)	191,722
30,441	Federal National Mortgage Association, 1 yr. CMT + 2.212%, 6.462%, 4/01/2033(b)	31,174
65,457	Federal National Mortgage Association, 1 yr. CMT + 2.196%, 6.535%, 4/01/2034(b)	67,038
Principal Amount	Description	Value (†)
	Hybrid ARMs — continued
$77,580	Federal National Mortgage Association, 1 yr. CMT + 2.146%, 6.545%, 9/01/2034(b)	$79,650
25,749	Federal National Mortgage Association, 1 yr. USD RFUCCT + 1.565%, 6.565%, 4/01/2037(b)	26,250
485,040	Federal National Mortgage Association, 1 yr. CMT + 2.225%, 6.615%, 4/01/2034(b)	497,989
152,896	Federal National Mortgage Association, 1 yr. USD RFUCCT + 1.673%, 6.630%, 3/01/2037(b)	156,124
30,078	Federal National Mortgage Association, 1 yr. USD RFUCCT + 1.723%, 6.637%, 1/01/2037(b)	30,822
156,384	Federal National Mortgage Association, 1 yr. USD RFUCCT + 1.734%, 6.655%, 2/01/2037(b)	159,966
71,835	Federal National Mortgage Association, 1 yr. USD RFUCCT + 1.800%, 6.675%, 12/01/2041(b)	73,893
88,623	Federal National Mortgage Association, 1 yr. CMT + 2.442%, 6.755%, 5/01/2035(b)	91,492
632,478	Federal National Mortgage Association, 1 yr. CMT + 2.215%, 6.760%, 10/01/2034(b)	648,899
222,539	Federal National Mortgage Association, 6 mo. USD RFUCCT + 2.058%, 6.784%, 7/01/2037(b)	227,492
413,699	Federal National Mortgage Association, 1 yr. USD RFUCCT + 1.560%, 6.788%, 4/01/2037(b)	424,412
53,063	Federal National Mortgage Association, 1 yr. USD RFUCCT + 1.800%, 6.800%, 3/01/2034(b)	54,908
11,528	Federal National Mortgage Association, 1 yr. USD RFUCCT + 1.810%, 6.804%, 7/01/2041(b)	11,885
443,386	Federal National Mortgage Association, 1 yr. USD RFUCCT + 1.820%, 6.820%, 2/01/2047(b)	460,746
408,985	Federal National Mortgage Association, 1 yr. CMT + 2.175%, 6.824%, 12/01/2040(b)	421,106
319,696	Federal National Mortgage Association, 1 yr. USD RFUCCT + 1.691%, 6.859%, 9/01/2037(b)	328,677
89,203	Federal National Mortgage Association, 1 yr. USD RFUCCT + 1.669%, 6.876%, 10/01/2033(b)	90,651
80,081	Federal National Mortgage Association, 1 yr. USD RFUCCT + 1.673%, 6.924%, 11/01/2036(b)	81,915
631,187	Federal National Mortgage Association, 1 yr. USD RFUCCT + 1.800%, 6.932%, 10/01/2041(b)	653,257
89,566	Federal National Mortgage Association, 1 yr. CMT + 2.500%, 6.967%, 8/01/2036(b)	93,157
288,316	Federal National Mortgage Association, 1 yr. USD RFUCCT + 1.553%, 6.987%, 7/01/2035(b)	294,460
58,429	Federal National Mortgage Association, 1 yr. USD RFUCCT + 1.736%, 7.123%, 11/01/2035(b)	60,037
603,115	Federal National Mortgage Association, 1 yr. CMT + 2.183%, 7.213%, 11/01/2033(b)	620,496
52,778	Federal National Mortgage Association, 1 yr. USD RFUCCT + 2.473%, 7.223%, 6/01/2035(b)	54,649
59,816	Federal National Mortgage Association, 1 yr. CMT + 2.287%, 7.239%, 10/01/2033(b)	61,417
53,127	Federal National Mortgage Association, 1 yr. USD RFUCCT + 1.492%, 7.243%, 8/01/2035(b)	53,805
7,056	Federal National Mortgage Association, 1 yr. CMT + 2.145%, 7.270%, 9/01/2036(b)	7,214
306,714	Federal National Mortgage Association, 1 yr. USD RFUCCT + 1.581%, 7.313%, 9/01/2037(b)	312,314
84,398	Federal National Mortgage Association, 1 yr. CMT + 2.223%, 7.348%, 8/01/2035(b)	86,394
240,915	Federal National Mortgage Association, 1 yr. CMT + 2.270%, 7.395%, 6/01/2037(b)	247,821
101,654	Federal National Mortgage Association, 1 yr. CMT + 2.287%, 7.412%, 6/01/2033(b)	104,388

Principal Amount	Description	Value (†)
	Hybrid ARMs — continued
$139,680	Federal National Mortgage Association, 1 yr. USD RFUCCT + 1.616%, 7.452%, 8/01/2038(b)	$141,329
78,607	Federal National Mortgage Association, 1 yr. USD RFUCCT + 1.713%, 7.463%, 8/01/2034(b)	79,527
78,961	Federal National Mortgage Association, 1 yr. USD RFUCCT + 1.655%, 7.530%, 7/01/2038(b)	80,658
42,497	Federal National Mortgage Association, 1 yr. CMT + 2.441%, 7.566%, 8/01/2033(b)	43,716
241,076	Government National Mortgage Association, 1 mo. USD RFUCCT + 1.805%, 6.284%, 2/20/2061(b)	246,337
291,270	Government National Mortgage Association, 1 mo. USD RFUCCT + 1.890%, 6.328%, 2/20/2063(b)	295,348
162,670	Government National Mortgage Association, 1 mo. USD RFUCCT + 1.997%, 6.438%, 5/20/2065(b)	165,661
279,757	Government National Mortgage Association, 1 mo. USD RFUCCT + 2.168%, 6.607%, 3/20/2063(b)	285,528
234,062	Government National Mortgage Association, 1 mo. USD RFUCCT + 2.212%, 6.650%, 6/20/2065(b)	239,973
108,648	Government National Mortgage Association, 1 mo. USD RFUCCT + 2.330%, 6.770%, 2/20/2063(b)	110,879
		13,249,171
	Mortgage Related — 0.3%
3,187	Federal Home Loan Mortgage Corp., 3.000%, 10/01/2026	3,154
75,775	Federal Home Loan Mortgage Corp., 4.000%, 1/01/2042	73,198
8,825	Federal Home Loan Mortgage Corp., 4.500%, 5/01/2034	8,733
76,915	Federal Home Loan Mortgage Corp., 6.500%, 12/01/2034	80,010
4	Federal Home Loan Mortgage Corp., 7.500%, 6/01/2026	4
55,440	Federal National Mortgage Association, 3.000%, 3/01/2042	50,279
170,451	Federal National Mortgage Association, 5.000%, 7/01/2037	172,178
201,795	Federal National Mortgage Association, 5.000%, 2/01/2038	204,539
119,000	Federal National Mortgage Association, 5.500%, 3/01/2033	119,901
474	Federal National Mortgage Association, 6.500%, 1/01/2033	495
1,738	Federal National Mortgage Association, 6.500%, 10/01/2033	1,796
1,590	Federal National Mortgage Association, 6.500%, 10/01/2033	1,613
1,388	Federal National Mortgage Association, 6.500%, 10/01/2033	1,411
1,081	Federal National Mortgage Association, 6.500%, 12/01/2034	1,103
701	Federal National Mortgage Association, 6.500%, 2/01/2036	733
8,423	Federal National Mortgage Association, 6.500%, 11/01/2037	8,902
5,378	Federal National Mortgage Association, 7.500%, 7/01/2031	5,513
6,284	Federal National Mortgage Association, 7.500%, 9/01/2032	6,285
28,235	Government National Mortgage Association, 4.140%, 12/20/2061(b)	27,953
84,088	Government National Mortgage Association, 4.140%, 7/20/2063(b)	83,299
Principal Amount	Description	Value (†)
	Mortgage Related — continued
$14,762	Government National Mortgage Association, 4.390%, 12/20/2062(b)	$14,723
914,198	Government National Mortgage Association, 4.436%, 10/20/2065(b)	908,523
162,129	Government National Mortgage Association, 4.473%, 2/20/2066(b)	161,368
1,251	Government National Mortgage Association, 4.543%, 8/20/2062(b)	1,234
3,326	Government National Mortgage Association, 4.630%, 8/20/2061(b)	3,316
3,274	Government National Mortgage Association, 4.630%, 2/20/2062(b)	3,231
1,340	Government National Mortgage Association, 4.700%, 6/20/2061(b)	1,325
5,710	Government National Mortgage Association, 4.700%, 2/20/2062(b)	5,645
7,410	Government National Mortgage Association, 4.700%, 6/20/2062(b)	7,228
3,453	Government National Mortgage Association, 4.700%, 6/20/2063(b)	3,358
44,289	Government National Mortgage Association, 4.700%, 11/20/2063(b)	44,108
1,596	Government National Mortgage Association, 4.700%, 1/20/2064(b)	1,573
1,039	Government National Mortgage Association, 4.782%, 4/20/2061(b)	1,039
2,857	Government National Mortgage Association, 6.000%, 12/15/2031	2,999
12,493	Government National Mortgage Association, 6.500%, 5/15/2031	13,020
8,651	Government National Mortgage Association, 7.000%, 10/15/2028	8,779
		2,032,568
	Non-Agency Commercial Mortgage-Backed Securities — 3.4%
1,595,000	Bank, Series 2020-BN25, Class A5, 2.649%, 1/15/2063	1,452,367
740,100	Bank5, Series 2023-5YR4, Class A3, 6.500%, 12/15/2056	780,205
3,895,000	BBCMS Mortgage Trust, Series 2020-BID, Class A, 1 mo. USD SOFR + 2.254%, 6.567%, 10/15/2037(a)(b)	3,895,000
1,825,000	BPR Trust, Series 2021-NRD, Class A, 1 mo. USD SOFR + 1.525%, 5.837%, 12/15/2038(a)(b)	1,801,092
4,650,000	BPR Trust, Series 2022-SSP, Class A, 1 mo. USD SOFR + 3.000%, 7.312%, 5/15/2039(a)(b)	4,645,648
1,745,000	CFCRE Commercial Mortgage Trust, Series 2016-C7, Class A3, 3.839%, 12/10/2054	1,720,353
851,115	Commercial Mortgage Pass-Through Certificates, Series 2012-LTRT, Class A2, 3.400%, 10/05/2030(a)	816,893
90,194	Commercial Mortgage Trust, Series 2016-DC2, Class ASB, 3.550%, 2/10/2049	90,068
2,570,000	DROP Mortgage Trust, Series 2021-FILE, Class A, 1 mo. USD SOFR + 1.264%, 5.577%, 10/15/2043(a)(b)	2,494,062
455,371	Hudsons Bay Simon JV Trust, Series 2015-HB7, Class A7, 3.914%, 8/05/2034(a)	453,791
3,295,000	SPGN Mortgage Trust, Series 2022-TFLM, Class A, 1 mo. USD SOFR + 1.550%, 5.862%, 2/15/2039(a)(b)	3,271,654

Principal Amount	Description	Value (†)
	Non-Agency Commercial Mortgage-Backed Securities — continued
$2,830,425	Starwood Retail Property Trust, Series 2014-STAR, Class A, Prime + 0.000%, 7.500%, 11/15/2027(a)(b)	$1,701,793
645,000	TCO Commercial Mortgage Trust, Series 2024-DPM, Class A, 1 mo. USD SOFR + 1.243%, 5.555%, 12/15/2039(a)(b)	643,994
		23,766,920
	Treasuries — 51.3%
67,465,000	U.S. Treasury Notes, 2.750%, 2/15/2028	65,860,071
11,845,000	U.S. Treasury Notes, 3.500%, 9/30/2029	11,725,625
3,265,000	U.S. Treasury Notes, 3.625%, 8/31/2029	3,248,802
49,425,000	U.S. Treasury Notes, 3.750%, 6/30/2027	49,455,891
13,575,000	U.S. Treasury Notes, 3.750%, 12/31/2028	13,587,196
2,090,000	U.S. Treasury Notes, 3.875%, 5/31/2027	2,094,898
25,965,000	U.S. Treasury Notes, 3.875%, 11/30/2027	26,064,397
14,465,000	U.S. Treasury Notes, 3.875%, 12/31/2027	14,526,024
4,760,000	U.S. Treasury Notes, 3.875%, 4/30/2030	4,778,594
5,545,000	U.S. Treasury Notes, 3.875%, 6/30/2030	5,566,227
4,390,000	U.S. Treasury Notes, 4.000%, 2/29/2028	4,423,268
34,485,000	U.S. Treasury Notes, 4.000%, 6/30/2028	34,781,355
9,755,000	U.S. Treasury Notes, 4.000%, 1/31/2029	9,843,024
8,870,000	U.S. Treasury Notes, 4.000%, 7/31/2029	8,952,810
7,900,000	U.S. Treasury Notes, 4.000%, 2/28/2030	7,976,840
25,060,000	U.S. Treasury Notes, 4.000%, 3/31/2030	25,292,980
9,885,000	U.S. Treasury Notes, 4.000%, 5/31/2030	9,980,761
2,085,000	U.S. Treasury Notes, 4.125%, 10/31/2029	2,114,809
15,030,000	U.S. Treasury Notes, 4.250%, 6/30/2029	15,309,464
Principal Amount	Description	Value (†)
	Treasuries — continued
$4,270,000	U.S. Treasury Notes, 4.250%, 1/31/2030	$4,354,232
13,620,000	U.S. Treasury Notes, 4.375%, 8/31/2028	13,888,676
4,420,000	U.S. Treasury Notes, 4.625%, 4/30/2029	4,558,125
18,230,000	U.S. Treasury Notes, 4.875%, 10/31/2028	18,885,141
		357,269,210
	Total Bonds and Notes (Identified Cost $663,419,730)	657,603,291

Short-Term Investments — 5.3%
5,011,565	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 6/30/2025 at 2.900% to be repurchased at $5,011,969 on 7/01/2025 collateralized by $5,035,700 U.S. Treasury Note, 4.125% due 10/31/2027 valued at $5,111,872 including accrued interest(d)	5,011,565
32,190,000	Federal Home Loan Bank Discount Notes, 4.100%–4.180%, 7/09/2025(e)(f)	32,156,442
	Total Short-Term Investments (Identified Cost $37,172,048)	37,168,007
	Total Investments — 99.8% (Identified Cost $700,591,778)	694,771,298
	Other assets less liabilities — 0.2%	1,208,516
	Net Assets — 100.0%	$695,979,814

(†)
Registered investment companies are required to value portfolio investments using an unadjusted, readily available market quotation. The Fund obtains readily available market quotations from independent pricing services. Fund investments for which readily available market quotations are not available are priced at fair value pursuant to the Fund's Valuation Procedures. The Board of Trustees has approved a valuation designee who is subject to the
Board's oversight.
Unadjusted readily available market quotations that are utilized for exchange traded equity securities (including shares of closed-end investment companies and exchange-traded funds) include the last sale price quoted on the exchange where the security is traded most extensively. Shares of open-end investment companies are valued at net asset value ("NAV") per share.
Exchange traded equity securities for which there is no reported sale during the day are fair valued at the closing bid quotation as reported by an independent pricing service. Unlisted equity securities (except unlisted preferred equity securities) are fair valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be fair valued using evaluated bids furnished by an independent pricing service, if available.
Debt securities and unlisted preferred equity securities are fair valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers. Broker-dealer bid prices may be used to fair value debt and unlisted equities where an independent pricing service is unable to price an investment or where an independent pricing service does not provide a reliable price for the investment.
The Fund may also fair value investments in other circumstances such as when extraordinary events occur after the close of a foreign market, but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer's security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing a Fund's investments, the valuation designee may, among other things, use modeling tools or other processes that may take into account factors such as issuer specific information, or other related market activity and/or information that occurred after the close of the foreign market but before the time the Fund's NAV is calculated. Fair valuation by the Fund's valuation designee may require subjective determinations about the value of the investment, and fair values used to determine a Fund's NAV may differ from quoted or published prices, or from prices that are used by others, for the same investments. In addition, the use of fair value pricing may not always result in adjustments to the prices of investments held by a Fund.
The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars, if any, are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)
All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2025, the value of Rule 144A holdings amounted to
$44,228,252 or 6.4% of net assets.

(b)
Variable rate security. Rate as of June 30, 2025 is disclosed. Issuers comprised of various lots with differing coupon rates have been aggregated for the purpose of presentation in the Portfolio of Investments and show a weighted average rate. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. These securities may not indicate a reference rate and/or spread in their description.

(c)	Level 3 security. Value has been determined using significant unobservable inputs.
(d)
The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund's policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund's ability to dispose of the underlying securities. As of June 30, 2025, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.

(e)
The Fund's investment in U.S. Government/Agency securities is comprised of various lots with differing discount rates. These separate investments, which have the same maturity date, have been aggregated for the purpose of presentation in the Portfolio of Investments.

(f)	Interest rate represents discount rate at time of purchase; not a coupon rate.

ABS	Asset-Backed Securities
ARMs	Adjustable Rate Mortgages
CMT	Constant Maturity Treasury
MTA	Monthly Treasury Average Interest
REMICS	Real Estate Mortgage Investment Conduits
RFUCCT	FTSE USD IBOR Consumer Cash Fallbacks Term
SOFR	Secured Overnight Financing Rate
Fair Value Measurements
In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of each Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:
• Level 1 — quoted prices in active markets for identical assets or liabilities;
• Level 2 — prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and
• Level 3 — prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect each Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The Fund's pricing policies have been approved by the Board of Trustees. Investments for which market quotations are readily available are categorized in Level 1. Other investments for which an independent pricing service is utilized are categorized in Level 2. Broker-dealer bid prices for which the Fund has knowledge of the inputs used by the broker-dealer are categorized in Level 2. All other investments, including broker-dealer bid prices for which the Fund does not have knowledge of the inputs used by the broker-dealer, as well as investments fair valued by the valuation designee, are categorized in Level 3. All Level 2 and 3 securities are defined as being fair valued.
Under certain conditions and based upon specific facts and circumstances, the Fund’s valuation designee may determine that a fair valuation should be made for portfolio investment(s). These valuation designee fair valuations will be based upon a significant amount of Level 3 inputs.
The following is a summary of the inputs used to value the Fund's investments as of June 30, 2025, at value:
Asset Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Bonds and Notes
ABS Home Equity	$ —	$ —	$7,192	$7,192
Collateralized Mortgage Obligations	—	44,493,364	6,761,653	51,255,017
All Other Bonds and Notes(a)	—	606,341,082	—	606,341,082
Total Bonds and Notes	—	650,834,446	6,768,845	657,603,291
Short-Term Investments	—	37,168,007	—	37,168,007
Total Investments	$—	$688,002,453	$6,768,845	$694,771,298

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value as of September 30, 2024 and/or June 30, 2025:

Asset Valuation Inputs
Investments in Securities	Balance as of September 30, 2024	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of June 30, 2025	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at June 30, 2025
Bonds and Notes
ABS Home Equity	$7,981	$ —	$11	$(60)	$ —	$(740)	$ —	$ —	$7,192	$(101)
Collateralized Mortgage Obligations	6,299,729	—	5,302	(14,017)	6,247	(1,847,927)	2,312,319	—	6,761,653	(20,946)
Total	$6,307,710	$ —	$5,313	$(14,077)	$6,247	$(1,848,667)	$2,312,319	$ —	$6,768,845	$(21,047)
Debt securities valued at $2,312,319 were transferred from Level 2 to Level 3 during the period ended June 30, 2025. At September 30, 2024, these securities were fair valued based on evaluated bids furnished to the Fund by an independent pricing service in accordance with the Fund's valuation policies. At June 30, 2025, these securities were fair valued as determined by the Fund's valuation designee as an independent pricing service did not provide a reliable price for the securities.